Share-Based Compensation - Stock Incentive Plans (Detail)	12 Months Ended
Dec. 31, 2025
Stock Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	Up to four years
Fair Value Measure	Black-Scholesoption pricing model
TSRUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	Up to four years
Fair Value Measure	Closing commonshare price
PRSUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	Three-yearperformance period
Fair Value Measure	Closing commonshare price
Equity-settled [member] | Stock Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense	Fair value on business day priorto grant date
Equity-settled [member] | TSRUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense	Fair value on business day priorto grant date
Equity-settled [member] | PRSUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense	Fair value on business day priorto grant date and adjusting the number of awards expected to vest based on company performance